Related Parties (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Personnel Compensation

Key management personnel compensation includes the following for the years ended March 31, 2021 and 2020:

	Years ended
	March 31,	March 31,
	2021	2020

Short-term benefits	$9,628,918	$5,680,693
Share-based compensation costs	12,352,218	15,787,235
Severance (i)	536,398	272,788
Long-term incentive (ii)	1,108,350	1,150,298
	$23,625,885	$22,891,014

(i)	During the year ended March 31, 2021, an expense $332,266 (2020 - $272,788) was recorded related to the change in the management team as part of termination severance.
(ii)

According to the employment agreement with the CEO, a long-term incentive of $18,843,000 (US$15 million million) is payable if the Corporation’s US market capitalization is at least $1.3 billion (US$1 billion) during its term agreement. Based on the risk-neutral Monte Carlo simulation, the Corporation could reach this market capitalization in 5.56 years and therefore the incentive is being recognized over the estimated period to achievement of 5.56 years (2020 – 7.64 years). The assumptions used in the simulation include a risk free-rate of 1.74% and a volatility of 66.46% (respectively 0.70% and 67.9% for the previous year). As at March 31, 2021, the liability related to this long-term incentive of $2,258,648 ($1,217,769 as at March 31, 2020) is presented under Other liability in the consolidated statement of financial situation. During the year ended March 31, 2021, an expense of $1,108,350 (2020 - $1,150,298) was recorded in connection with the long-term incentive under selling, general and administrative expenses in the consolidated statement of loss and comprehensive loss.

On November 11, 2019, Neptune announced that it entered into a collaboration agreement with International Flavors & Fragrances Inc. (“IFF”) to co-develop hemp-derived products for the mass retail and health and wellness markets. App Connect Service, Inc. (“App Connect”), a company indirectly controlled by Michael Cammarata, CEO and Director of Neptune, is also a party to the agreement to provide related branding strategies and promotional activities.

Under this strategic product development partnership, IFF will leverage its intellectual property for taste, scent and nutrition to provide essential oils and product development resources. Neptune will leverage its proprietary cold ethanol extraction processes and formulation intellectual property to deliver high quality, full- and broad-spectrum extracts for the development, manufacture and commercialization of hemp-derived products, infused with essential oils, for the cosmetics, personal care and household cleaning products markets.

Neptune will be responsible for the marketing and sale of the products. Neptune will receive amounts from product sales and in turn will pay a royalty to each of IFF and App Connect associated with the sales of co-developed products. The payment of royalties to App Connect, subject to certain conditions, has been approved by the TSX.